Document and Entity Information	12 Months Ended
Nov. 25, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 25, 2018
Entity Registrant Name	LEVI STRAUSS & CO
Entity Central Index Key	0000094845
Entity Filer Category	Non-accelerated Filer